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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)      (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 5 of its series, Evergreen Diversified Bond Fund, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund, Evergreen U.S. Government Fund, for the quarter ended January 31, 2005. These 5 series have an April 30 fiscal year end.
Date of reporting period:	January 31, 2005

Item 1 – Schedule of Investments

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FIXED-RATE 0.1%
FHLMC:
6.00%, 01/01/2032	$12,616	$13,042
7.50%, 09/01/2013 - 05/01/2015	135,182	143,170

		156,212

FLOATING-RATE 1.0%
BancAmerica, Inc., Ser. 2001-7WTA, Class E, 3.38%, 01/27/2006 144A 	3,500,000	3,311,600

Total Agency Mortgage-Backed Pass Through Securities (cost $3,653,786)		3,467,812

ASSET-BACKED SECURITIES 2.5%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	344,359	343,859
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	921,341	945,229
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A-5, 7.35%, 04/15/2027	1,679,523	1,735,349
Preferred Term Securities, Ltd., FRN, 4.07%, 06/24/2034 144A 	2,000,000	2,009,706
Railcar Leasing LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,500,000	2,747,688

Total Asset-Backed Securities (cost $7,693,729)		7,781,831

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
FIXED RATE 0.9%
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A 	2,862,689	2,938,761

FLOATING-RATE 1.0%
Midland Realty Acceptance Corp., Ser. 1996-C1, Class E, 8.27%, 08/25/2028	2,784,000	3,030,079

Total Commercial Mortgage-Backed Securities (cost $5,782,953)		5,968,840

CORPORATE BONDS 78.9%
CONSUMER DISCRETIONARY 15.2%
Auto Components 0.2%
CSK Auto, Inc., 7.00%, 01/15/2014	175,000	171,281
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	200,000	206,500
HLI Operating, Inc., 10.50%, 06/15/2010 þ	130,000	136,500

		514,281

Automobiles 2.8%
Daimler Chrysler Holdings:
FRN, 3.21%, 08/08/2006	2,000,000	2,022,048
8.50%, 01/18/2031	2,000,000	2,569,530
General Motors Corp., 8.25%, 07/15/2023	4,000,000	4,043,264
Group 1 Automotive, Inc., 8.25%, 08/15/2013	200,000	211,000

		8,845,842

Distributors 1.3%
Hughes Supply, Inc., 5.50%, 10/15/2014 144A	4,000,000	3,998,132

Hotels, Restaurants & Leisure 1.4%
CHUMASH CASINO & RESORT ENTERPRISE, 9.00%, 07/15/2010 144A	175,000	192,063
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	200,000	197,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	197,750
McDonald's Corp., 7.31%, 09/15/2027	3,000,000	3,235,467
MTR Gaming Group, Inc., 9.75%, 04/01/2010	200,000	220,000
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	207,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	200,000	197,500

		4,447,280

Household Durables 1.5%
K. Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	200,000	207,500
Meritage Corp., 9.75%, 06/01/2011 	175,000	194,250
Pulte Homes, Inc., 4.875%, 07/15/2009	4,000,000	4,048,188
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	447,000

		4,896,938

[1]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.7%
InterActiveCorp., 7.00%, 01/15/2013	$2,000,000	$2,232,672

Media 5.8%
Clear Channel Communications, Inc., 5.50%, 09/15/2014	4,000,000	3,985,276
Comcast Corp., 7.05%, 03/15/2033	4,000,000	4,711,488
Cox Communications, Inc., 5.45%, 12/15/2014 144A	4,000,000	4,043,832
CSC Holdings, Inc., 7.625%, 04/01/2011	200,000	219,000
Dex Media West LLC, 8.50%, 08/15/2010	285,000	311,362
Emmis Communications Corp., 6.875%, 05/15/2012	40,000	41,200
LIN TV Corp., 6.50%, 05/15/2013	200,000	203,000
Mediacom LLC:
7.875%, 02/15/2011 þ	110,000	107,800
9.50%, 01/15/2013 þ	135,000	135,338
MediaNews Group, Inc., 6.375%, 04/01/2014	175,000	172,375
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	175,000	205,625
Time Warner, Inc., 6.625%, 05/15/2029	4,000,000	4,413,200

		18,549,496

Multi-line Retail 1.3%
May Department Stores Co., 4.80%, 07/15/2009	4,000,000	4,056,096

Specialty Retail 0.2%
Michaels Stores, Inc., 9.25%, 07/01/2009	200,000	213,750
Payless Shoesource, Inc., 8.25%, 08/01/2013	60,000	61,200
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	175,000	189,000
Warnaco Group, Inc., 8.875%, 06/15/2013	200,000	221,000

		684,950

Textiles, Apparel & Luxury Goods 0.0%
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	267,500

CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.7%
Albertsons, Inc., 7.45%, 08/01/2029 þ	4,000,000	4,765,620
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013 þ	40,000	42,500
Rite Aid Corp., 8.125%, 05/01/2010	175,000	182,437
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012 þ	200,000	217,000

		5,207,557

Food Products 0.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	125,000	133,593
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	200,000	204,000
Del Monte Foods Corp., 8.625%, 12/15/2012 þ	19,000	21,209

		358,802

Personal Products 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	75,000	80,813

ENERGY 5.4%
Energy Equipment & Services 0.2%
Dresser, Inc., 9.375%, 04/15/2011	175,000	190,750
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	200,000	200,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 þ	100,000	105,275

		496,525

Oil & Gas 5.2%
Amerada Hess Corp., 7.30%, 08/15/2031	4,000,000	4,659,280
Chesapeake Energy Corp., 6.875%, 01/15/2016	175,000	182,875
Evergreen Resources, Inc., 5.875%, 03/15/2012	15,000	15,555
[2]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Oil & Gas continued
Exco Resources, Inc., 7.25%, 01/15/2011	$30,000	$31,800
Ferrellgas Escrow LLC, 6.75%, 05/01/2014	160,000	160,000
Forest Oil Corp., 7.75%, 05/01/2014 þ	175,000	189,000
Frontier Oil Corp., 6.625%, 10/01/2011 144A	50,000	50,750
Husky Energy, Inc., 6.15%, 06/15/2019	4,000,000	4,301,420
Magellan Midstream Partners LP, 6.45%, 06/01/2014	2,500,000	2,730,530
Plains All American Pipeline LP, 4.75%, 08/15/2009 144A	4,000,000	4,044,616
Stone Energy Corp., 8.25%, 12/15/2011	210,000	226,800

		16,592,626

FINANCIALS 41.9%
Capital Markets 1.2%
Morgan Stanley Co., Inc., 4.75%, 04/01/2014	4,000,000	3,944,840

Commercial Banks 9.3%
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,883,504
FBOP Corp., 10.00%, 01/15/2009 144A	1,000,000	1,105,000
First Empire Capital Trust I, 8.23%, 02/01/2027	3,600,000	4,088,682
Huntington National Bank, 4.375%, 01/15/2010	4,000,000	4,011,392
Independence Community Bank Corp., 3.75%, 04/01/2014	4,000,000	3,848,772
Keycorp, FRN, 2.89%, 07/23/2007	4,000,000	4,004,628
Royal Bank of Scotland, 2.94%, 12/29/2049	4,000,000	3,545,516
Standard Chartered plc, 3.06%, 07/29/2049	5,000,000	4,083,250

		29,570,744

Consumer Finance 7.2%
AMERICAN GENERAL FINANCE CORP., 4.00%, 03/15/2011	4,000,000	3,888,668
CIT Group, Inc., FRN, 2.49%, 02/15/2007	4,000,000	4,006,164
Ford Motor Credit Co.:
6.50%, 01/25/2007	3,000,000	3,089,835
7.00%, 10/01/2013 þ	2,000,000	2,111,364
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,228,105
Sprint Capital Corp., 6.875%, 11/15/2028	4,000,000	4,486,972

		22,811,108

Diversified Financial Services 8.3%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	205,000
Citigroup, Inc., 5.00%, 09/15/2014	4,000,000	4,068,756
Household Finance Co., 7.35%, 06/15/2022	2,105,000	2,194,702
Hutchison Whampoa Financial Services, Ltd., 7.45%, 08/01/2017 144A	4,000,000	4,618,004
Pemex Project Funding Master Trust, 8.625%, 02/01/2022	4,000,000	4,760,000
Prudential Holdings LLC, Ser. C, 8.70%, 12/18/2023 144A	5,000,000	6,489,775
Textron Financial Corp., FRN, 3.94%, 04/24/2006	4,000,000	4,057,028

		26,393,265

Insurance 9.5%
Assurant, Inc., 6.75%, 02/15/2034	4,000,000	4,502,444
Axis Capital Holdings, Ltd., 5.75%, 12/01/2014 þ	4,000,000	4,047,836
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	196,437
Fund American Companies, Inc., 5.875%, 05/15/2013	4,000,000	4,101,980
Markel Corp., 7.35%, 08/15/2034	4,000,000	4,493,120
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,000,000	4,119,532
RLI Corp., 5.95%, 01/15/2014	4,500,000	4,536,761
XL Capital, Ltd., 6.375%, 11/15/2024	4,000,000	4,275,456

		30,273,566

[3]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 5.2%
Arden Reality LP, REIT, 5.20%, 09/01/2011	$4,000,000	$4,055,124
CB Richard Ellis Services, Inc., REIT, 9.75%, 05/15/2010 	130,000	148,850
Health Care Property, Inc., REIT, 6.00%, 03/01/2015	4,000,000	4,266,848
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013	175,000	185,062
Kimco Realty Corp., REIT, FRN, 2.94%, 08/01/2006	4,000,000	4,002,936
La Quinta Properties, Inc. , REIT, 7.00%, 08/15/2012	60,000	63,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	35,000	35,525
Pan Pacific Retail Properties, Inc., REIT, 7.95%, 04/15/2011	3,250,000	3,724,572
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	186,375

		16,668,292

Thrifts & Mortgage Finance 1.2%
Countrywide Funding Corp., FRN, 2.74%, 04/12/2006	4,000,000	4,001,508

HEALTH CARE 2.5%
Health Care Equipment & Supplies 1.2%
NeighborCare, Inc., 6.875%, 11/15/2013	45,000	47,644
Unitedhealth Group, Inc., 5.00%, 08/15/2014	3,750,000	3,805,335

		3,852,979

Health Care Providers & Services 1.3%
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	50,000	51,000
Extendicare Health Services, Inc., 6.875%, 05/01/2014 þ	200,000	203,500
HCA, Inc., 6.375%, 01/15/2015	200,000	202,176
Manor Care, Inc., 6.25%, 05/01/2013	3,000,000	3,238,989
Omnicare, Inc., 6.125%, 06/01/2013	125,000	124,375
Service Corporation International, 6.75%, 04/01/2016	45,000	45,225
Triad Hospitals, Inc., 7.00%, 11/15/2013 þ	200,000	203,500

		4,068,765

INDUSTRIALS 4.0%
Aerospace & Defense 0.1%
Aviall, Inc., 7.625%, 07/01/2011 þ	155,000	165,075
DRS Technologies, Inc., 6.875%, 11/01/2013	200,000	204,000

		369,075

Commercial Services & Supplies 2.3%
Adesa, Inc., 7.625%, 06/15/2012	200,000	212,000
Allied Waste North America, Inc., 6.50%, 11/15/2010 þ	200,000	191,000
Cenveo Corp., 7.875%, 12/01/2013 þ	110,000	96,800
Deluxe Corp., 5.00%, 12/15/2012	2,000,000	1,962,422
Geo Group, Inc., 8.25%, 07/15/2013	200,000	213,750
Hines Nurseries, Inc., 10.25%, 10/01/2011 	190,000	208,525
Manitowoc Co., Inc., 7.125%, 11/01/2013	200,000	215,000
NationsRent West, Inc., 9.50%, 10/15/2010	175,000	196,000
Oakmont Asset Trust, 4.51%, 12/22/2008 144A	4,000,000	4,027,772

		7,323,269

Construction & Engineering 1.2%
Lennar Corp., FRN, 3.26%, 03/19/2009	4,000,000	4,019,352

Machinery 0.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	400,000	439,000
Cummins, Inc., 9.50%, 12/01/2010	20,000	22,700
Navistar International Corp., 7.50%, 06/15/2011	95,000	101,888
Terex Corp., 7.375%, 01/15/2014	190,000	200,450
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	200,000	194,000

		958,038

[4]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Transportation Infrastructure 0.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013	$200,000	$200,500

INFORMATION TECHNOLOGY 1.4%
IT Services 1.4%
First Data Corp., 3.90%, 10/01/2009	4,000,000	3,976,532
Stratus Technologies, Inc., 10.375%, 12/01/2008	200,000	191,000
Unisys Corp., 6.875%, 03/15/2010	200,000	207,000

		4,374,532

MATERIALS 2.6%
Chemicals 0.6%
Airgas, Inc., 9.125%, 10/01/2011	175,000	194,687
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	200,000	203,000
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	231,000
FMC Corp., 10.25%, 11/01/2009	175,000	199,938
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	38,000	44,840
11.625%, 10/15/2010	175,000	204,750
Lyondell Chemical Co., 10.50%, 06/01/2013 þ	200,000	237,000
Millenium America, Inc., 9.25%, 06/15/2008	200,000	223,000
Scotts Co., 6.625%, 11/15/2013 þ	200,000	208,500

		1,746,715

Containers & Packaging 0.1%
Graphic Packaging International, Inc., 8.50%, 08/15/2011	28,000	30,380
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	200,000	201,000
Stone Container Corp., 9.75%, 02/01/2011	100,000	109,750

		341,130

Metals & Mining 0.1%
Century Aluminum Co., 7.50%, 08/15/2014 144A	200,000	214,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	80,000	84,200
U.S. Steel LLC, 10.75%, 08/01/2008	114,000	135,375

		434,075

Paper & Forest Products 1.8%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	25,000	26,313
Buckeye Technologies, Inc., 8.50%, 10/01/2013	200,000	216,000
Georgia Pacific Corp., 8.125%, 05/15/2011	200,000	231,000
Meadwestvaco Corp., 6.80%, 11/15/2032 þ	4,400,000	5,053,488
Neenah Paper, Inc., 7.375%, 11/15/2014 144A	200,000	202,000

		5,728,801

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.7%
Bellsouth Corp., 4.75%, 11/15/2012	4,000,000	4,041,488
Insight Midwest LP, 10.50%, 11/01/2010 þ	175,000	191,625
New York Telephone Co., 6.70%, 11/01/2023	4,000,000	4,159,380
Qwest Corp., 7.875%, 09/01/2011 144A	190,000	204,250

		8,596,743

Wireless Telecommunication Services 0.1%
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	208,500
Rural Cellular Co., 8.25%, 03/15/2012	15,000	16,125

		224,625

[5]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.3%
Multi-Utilities & Unregulated Power 1.3%
Dominion Resources, Inc., FRN, 2.59%, 05/15/2006	$2,010,000	$2,015,363
NRG Energy, Inc., 8.00%, 12/15/2013 144A	75,000	81,187
PACIFIC GAS & ELECTRIC CORP., FRN, 3.26%, 04/03/2006	2,000,000	2,002,226
Reliant Resources, Inc., 9.50%, 07/15/2013	200,000	225,000

		4,323,776

Total Corporate Bonds (cost $244,720,572)		251,455,208

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED RATE 0.3%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027 (cost $1,072,384)	1,043,921	1,044,785

YANKEE OBLIGATIONS-CORPORATE 9.7%
CONSUMER STAPLES 2.9%
Beverages 2.9%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	4,000,000	4,720,000
SABMiller plc, 6.625%, 08/15/2033 144A	4,000,000	4,647,300

		9,367,300

FINANCIALS 2.4%
Diversified Financial Services 0.9%
Trapeza CDO LLC, Ser. 2004-7A, Class B1, 4.25%, 01/25/2035 144A 	3,000,000	2,999,635

Insurance 1.5%
Montpelier Re Holdings, Ltd., 6.125%, 08/15/2013 þ	4,500,000	4,663,058

HEALTH CARE 0.1%
Pharmaceuticals 0.1%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A þ	150,000	150,375

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	95,000	99,512

MATERIALS 0.1%
Containers & Packaging 0.1%
Norampac, Inc., 6.75%, 06/01/2013	200,000	210,500

Metals & Mining 0.0%
Novelis, Inc., 7.25%, 02/15/2015 144A	190,000	195,700

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	20,000	21,000

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.8%
Telecom Italia SpA, 4.00%, 01/15/2010 144A	5,000,000	4,887,680
Telefonos De Mexico SA:
4.50%, 11/19/2008	1,000,000	1,004,863
4.75%, 01/27/2010 144A	2,800,000	2,821,249

		8,713,792

Wireless Telecommunication Services 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016 þ	200,000	241,000
Rogers Wireless, Inc., 6.375%, 03/01/2014	175,000	177,188

		418,188

UTILITIES 1.3%
Electric Utilities 1.3%
Transalta Corp., 5.75%, 12/15/2013	4,000,000	4,166,240

Total Yankee Obligations-Corporate (cost $29,984,213)		31,005,300

[6]

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

PREFERRED STOCKS 3.6%
FINANCIALS 3.6%
Diversified Financial Services 2.6%
Lehman Brothers, Inc.	180,000	$4,561,884
Zurich Regcaps Funding Trust V 144A	4,000	3,917,500

		8,479,384

Thrifts & Mortgage Finance 1.0%
Fannie Mae	55,000	3,119,534

Total Preferred Stocks (cost $11,364,908)		11,598,918

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.5%
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills, 2.03%, 02/10/2005 + ƒ	$1,000,000	999,494

	Shares	Value

MUTUAL FUND SHARES 4.2%
Evergreen Institutional Money Market Fund ø	2,419,687	2,419,687
Navigator Prime Portfolio þþ	11,019,425	11,019,425

		13,439,112

Total Short-Term Investments (cost $14,438,606)		14,438,606

Total Investments (cost $318,711,151) 102.5%		326,761,300
Other Assets and Liabilities (2.5%)		(8,080,998)

Net Assets 100.0%		$318,680,302

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
þ	All or a portion of these securities are on loan.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

At January 31, 2005, the Fund had open short futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2005	Unrealized Loss
March 2005	110 U.S. Treasury Notes Futures	$12,137,263	$12,349,219	$211,956

At January 31, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2005	Unrealized Gain
March 2005	50 U.S. Treasury Bonds Futures	$5,631,110	$5,742,188	$111,078

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $318,794,889. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,262,522 and $1,296,111, respectively, with a net unrealized depreciation of $7,966,411.

[7]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED RATE 0.0%
FNMA, 8.00%, 06/01/2030 (cost $118,521)	$120,059	$130,336

CORPORATE BONDS 85.5%
CONSUMER DISCRETIONARY 29.2%
Auto Components 3.3%
ArvinMeritor, Inc., 6.80%, 02/15/2009	5,398,000	5,586,930
Collins & Aikman Products Co.:
10.75%, 12/31/2011 þ	2,755,000	2,741,225
12.875%, 08/24/2012 144A þ	3,300,000	2,747,250
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	6,000,000	6,195,000
RJ Tower Corp., 12.00%, 06/01/2013 þ •	8,200,000	4,489,500
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A þ	9,755,000	10,193,975
TRW Automotive, Inc., 9.375%, 02/15/2013	4,888,000	5,523,440

		37,477,320

Hotels, Restaurants & Leisure 7.9%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	6,187,500
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	1,750,000	1,728,125
Herbst Gaming, Inc., 7.00%, 11/15/2014 144A	5,450,000	5,504,500
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010 ##	13,000,000	15,210,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,995,000	7,904,350
La Quinta Corp., 8.875%, 03/15/2011	2,990,000	3,315,162
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,810,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	9,430,000	10,373,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	6,000,000	6,540,000
Universal City Florida Holdings, Co., 8.375%, 05/01/2010 144A	2,500,000	2,612,500
Venetian Casino Resort LLC, 11.00%, 06/15/2010	12,000,000	13,620,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	8,380,000	8,275,250

		88,080,387

Household Durables 3.4%
Jarden Corp., 9.75%, 05/01/2012	9,020,000	9,876,900
K. Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 144A	4,200,000	4,284,000
6.375%, 12/15/2014 þ	3,000,000	3,082,500
10.50%, 10/01/2007	4,280,000	4,900,600
Meritage Corp., 9.75%, 06/01/2011	5,400,000	5,994,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011 þ	1,000,000	1,005,000
10.375%, 07/01/2012	1,200,000	1,344,000
WCI Communities, Inc., 9.125%, 05/01/2012 þ	6,800,000	7,599,000

		38,086,000

Leisure Equipment & Products 0.8%
Affinity Group, Inc., 9.00%, 02/15/2012	4,559,000	4,900,925
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	4,510,000	4,667,850

		9,568,775

Media 10.3%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A þ	8,615,000	9,347,275
CCO Holdings LLC, 8.75%, 11/15/2013 þ	6,000,000	6,120,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009 þ	14,250,000	11,471,250
Cinemark USA, Inc.:
9.00%, 02/01/2013	5,000,000	5,625,000
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	5,860,000	4,453,600
CSC Holdings, Inc., 7.625%, 04/01/2011 þ	6,530,000	7,150,350
[1]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East LLC, 9.875%, 11/15/2009	$10,000,000	$11,250,000
Emmis Communications Corp., 6.875%, 05/15/2012	5,835,000	6,010,050
Jostens IH Corp., 7.625%, 10/01/2012 144A	5,525,000	5,649,312
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	1,530,000	1,610,325
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 08/15/2014 144A †	9,500,000	6,507,500
Mediacom LLC, 9.50%, 01/15/2013 þ	11,250,000	11,278,125
PRIMEDIA, Inc., 8.875%, 05/15/2011 þ	3,785,000	4,012,100
RCN Corp., 12.50%, 06/30/2008  +	12,484,414	12,796,524
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	5,250,000	5,486,250
WMG Holdings Corp., 6.91%, 12/15/2011 144A	6,750,000	6,851,250

		115,618,911

Specialty Retail 2.8%
CSK Auto, Inc., 7.00%, 01/15/2014	8,500,000	8,319,375
FTD, Inc., 7.75%, 02/15/2014 þ	3,430,000	3,575,775
Group 1 Automotive, Inc., 8.25%, 08/15/2013	2,700,000	2,848,500
Michaels Stores, Inc., 9.25%, 07/01/2009	578,000	617,738
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,704,100
Tempur-Pedic, Inc., 10.25%, 08/15/2010	1,300,000	1,482,000
United Auto Group, Inc., 9.625%, 03/15/2012	7,000,000	7,665,000

		31,212,488

Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,280,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,315,000

		7,595,000

CONSUMER STAPLES 4.7%
Food & Staples Retailing 0.7%
Pathmark Stores, Inc., 8.75%, 02/01/2012 þ	6,000,000	5,767,500
Rite Aid Corp., 9.50%, 02/15/2011 þ	1,920,000	2,073,600

		7,841,100

Food Products 2.0%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 þ	430,000	459,562
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	1,820,000	1,856,400
Del Monte Corp., 6.75%, 02/15/2015 144A #	1,190,000	1,207,850
Del Monte Foods Corp., 8.625%, 12/15/2012 þ	4,547,000	5,075,589
Michael Foods, Inc., 8.00%, 11/15/2013	2,500,000	2,643,750
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	9,985,000	11,982,000

		23,225,151

Personal Products 0.8%
Playtex Products, Inc., 8.00%, 03/01/2011	8,000,000	8,760,000

Tobacco 1.2%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	9,125,000	9,535,625
North Atlantic Trading, Inc., 9.25%, 03/01/2012 þ	4,605,000	3,637,950

		13,173,575

ENERGY 9.5%
Energy Equipment & Services 2.1%
Dresser, Inc., 9.375%, 04/15/2011	5,000,000	5,450,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	3,025,000	3,191,375
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	1,700,000	1,704,250
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 þ	8,300,000	8,737,825
SESI LLC, 8.875%, 05/15/2011 þ	4,150,000	4,533,875

		23,617,325

[2]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas 7.4%
Chesapeake Energy Corp.:
6.375%, 06/15/2015 144A	$3,750,000	$3,843,750
6.875%, 01/15/2016	9,145,000	9,556,525
El Paso Energy Corp., 6.75%, 05/15/2009 þ	5,500,000	5,596,250
El Paso Production Holding Co., 7.75%, 06/01/2013 þ	7,830,000	8,182,350
Encore Acquisition Co., 6.25%, 04/15/2014	3,445,000	3,453,612
Evergreen Resources, Inc., 5.875%, 03/15/2012 þ	1,160,000	1,202,927
Exco Resources, Inc., 7.25%, 01/15/2011	3,505,000	3,715,300
General Maritime Corp., 10.00%, 03/15/2013	3,755,000	4,308,863
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	8,400,000	9,282,000
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	1,500,000	1,635,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,730,000	3,037,125
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	8,000,000	8,420,000
9.50%, 02/01/2013	5,250,000	6,063,750
Stone Energy Corp., 8.25%, 12/15/2011	4,200,000	4,536,000
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	2,860,000	3,088,800
9.625%, 04/01/2012 þ	6,140,000	7,014,950

		82,937,202

FINANCIALS 3.7%
Diversified Financial Services 1.2%
Arch Western Finance LLC, 6.75%, 07/01/2013 þ	5,500,000	5,637,500
Borden US Finance Corp., 9.00%, 07/15/2014 144A	1,600,000	1,768,000
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 þ	6,500,000	6,288,750

		13,694,250

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	4,100,000	4,602,250

Real Estate 2.1%
Crescent Real Estate Equities, REIT, 9.25%, 04/15/2009 þ	5,600,000	6,104,000
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 þ	2,034,000	2,097,562
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013 þ	7,000,000	7,402,500
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,200,000	1,218,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,325,000	6,736,125

		23,558,187

HEALTH CARE 4.1%
Health Care Equipment & Supplies 1.0%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011 þ	2,000,000	2,230,000
NSP Holdings LLC, 11.75%, 01/01/2012 144A	1,500,000	1,567,500
Rotech Healthcare, Inc., 9.50%, 04/01/2012	2,000,000	2,220,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,370,000	5,584,800

		11,602,300

Health Care Providers & Services 2.9%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	1,200,000	1,243,500
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	1,500,000	1,530,000
Extendicare Health Services, Inc., 9.50%, 07/01/2010	5,000,000	5,575,000
HCA, Inc., 6.375%, 01/15/2015	2,275,000	2,299,750
IASIS Healthcare Corp., 8.75%, 06/15/2014	3,845,000	4,162,212
Service Corporation International, 6.75%, 04/01/2016 þ	3,625,000	3,643,125
Team Health, Inc., 9.00%, 04/01/2012 þ	6,800,000	6,732,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A þ	7,525,000	7,844,813

		33,030,400

[3]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	$1,775,000	$1,850,437

INDUSTRIALS 9.5%
Aerospace & Defense 0.5%
Argo Tech Corp., 9.25%, 06/01/2011	1,220,000	1,342,000
Moog, Inc., 6.25%, 01/15/2015	3,476,000	3,536,830

		4,878,830

Commercial Services & Supplies 5.1%
American Color Graphics, Inc., 10.00%, 06/15/2010	7,500,000	6,431,250
Cenveo Corp., 7.875%, 12/01/2013 þ	6,025,000	5,302,000
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	3,700,000	4,199,500
Corrections Corporation of America, 7.50%, 05/01/2011	3,000,000	3,206,250
Geo Group, Inc., 8.25%, 07/15/2013	3,350,000	3,580,313
Hines Nurseries, Inc., 10.25%, 10/01/2011 	3,500,000	3,841,250
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00% 05/15/2013 †	5,000,000	4,362,500
Mobile Mini, Inc., 9.50%, 07/01/2013	1,750,000	2,013,550
NationsRent West, Inc., 9.50%, 10/15/2010	1,175,000	1,316,000
Newpark Resource, Inc., 8.625%, 12/15/2007	3,500,000	3,543,750
TriMas Corp., 9.875%, 06/15/2012	8,250,000	8,621,250
United Rentals North America, Inc., 7.75%, 11/15/2013 þ	11,250,000	10,996,875

		57,414,488

Machinery 3.0%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	12,375,000	13,581,562
Columbus McKinnon Corp., 8.50%, 04/01/2008 þ	5,500,000	5,527,500
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	4,060,000	4,110,750
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A þ	4,715,000	4,844,663
Terex Corp., 7.375%, 01/15/2014	5,420,000	5,718,100

		33,782,575

Marine 0.8%
Horizon Lines LLC, Sr. Disc. Note, Step Bond, 0.00% 04/01/2013 144A †	12,775,000	9,134,125

Transportation Infrastructure 0.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013 þ	1,000,000	1,002,500

INFORMATION TECHNOLOGY 1.7%
Communications Equipment 1.3%
Lucent Technologies, Inc., 6.45%, 03/15/2029 þ	12,500,000	11,218,750
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	3,250,000	3,591,250

		14,810,000

IT Services 0.4%
Stratus Technologies, Inc., 10.375%, 12/01/2008	4,000,000	3,820,000

MATERIALS 15.9%
Chemicals 6.1%
Arco Chemical Co., 9.80%, 02/01/2020	3,020,000	3,427,700
Equistar Chemicals LP, 10.625%, 05/01/2011	6,000,000	6,930,000
Ethyl Corp., 8.875%, 05/01/2010	2,200,000	2,431,000
FMC Corp., 10.25%, 11/01/2009	5,000,000	5,712,500
HMP Equity Holdings Corp., 0.00% 05/15/2008 ¤	4,500,000	3,026,250
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	5,000,000	5,900,000
Huntsman International LLC:
9.875%, 03/01/2009	4,280,000	4,686,600
11.50%, 07/15/2012 144A	9,250,000	11,007,500
Lyondell Chemical Co., 10.50%, 06/01/2013 þ	10,000,000	11,850,000
Millenium America, Inc., 9.25%, 06/15/2008 þ	2,000,000	2,230,000
[4]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Nalco Co., 8.875%, 11/15/2013 þ	$5,850,000	$6,405,750
OM Group, Inc., 9.25%, 12/15/2011	2,600,000	2,782,000
Rockwood Specialties Group, 7.50%, 11/15/2014 144A	1,680,000	1,738,800

		68,128,100

Containers & Packaging 4.1%
Graham Packaging Co., 9.875%, 10/15/2014 144A	2,750,000	2,894,375
Graphic Packaging International, Inc., 8.50%, 08/15/2011	7,000,000	7,595,000
Jefferson Smurfit Corp., 7.50%, 06/01/2013 þ	10,105,000	10,483,937
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014 144A þ	6,000,000	6,030,000
8.25%, 05/15/2013	7,850,000	8,576,125
8.75%, 11/15/2012	3,835,000	4,285,613
Stone Container Corp., 9.75%, 02/01/2011	5,000,000	5,487,500

		45,352,550

Metals & Mining 3.8%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	5,500,000	5,678,750
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	6,400,000	6,736,000
Freeport-McMoRan Copper & Gold, Inc.:
7.20%, 11/15/2026	4,350,000	3,958,500
10.125%, 02/01/2010 þ	5,285,000	5,998,475
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	7,625,000	8,501,875
Peabody Energy Corp.:
5.875%, 04/15/2016 þ	4,275,000	4,275,000
6.875%, 03/15/2013 þ	2,380,000	2,558,500
U.S. Steel LLC, 10.75%, 08/01/2008	4,526,000	5,374,625

		43,081,725

Paper & Forest Products 1.9%
Amscan Holdings, Inc., 8.75%, 05/01/2014 þ	5,515,000	5,515,000
Boise Cascade LLC, 7.125%, 10/15/2014 144A	1,335,000	1,405,088
Georgia Pacific Corp.:
8.00%, 01/15/2024	3,340,000	3,932,850
8.125%, 05/15/2011	9,000,000	10,395,000

		21,247,938

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.2%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A 	7,045,000	7,643,825
FairPoint Communications, Inc.:
11.875%, 03/01/2010	2,000,000	2,350,000
12.50%, 05/01/2010	5,580,000	6,054,300
Level 3 Communications, Inc., 9.125%, 05/01/2008 þ	2,830,000	2,264,000
Qwest Corp., 7.875%, 09/01/2011 144A	5,425,000	5,831,875

		24,144,000

Wireless Telecommunication Services 0.9%
Nextel Communications, Inc., 7.375%, 08/01/2015	8,000,000	8,860,000
Rural Cellular Co., 8.25%, 03/15/2012	1,170,000	1,257,750

		10,117,750

UTILITIES 4.1%
Electric Utilities 1.4%
MSW Energy Holdings LLC, 8.50%, 09/01/2010	2,250,000	2,463,750
Texas Genco Holdings, Inc., 6.875%, 12/15/2014 144A	12,500,000	13,000,000

		15,463,750

[5]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.8%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	$3,500,000	$3,715,058
7.75%, 05/15/2013 þ	4,500,000	4,882,239

		8,597,297

Multi-Utilities & Unregulated Power 1.9%
AES Corp., 9.50%, 06/01/2009 þ	5,740,000	6,457,500
NRG Energy, Inc., 8.00%, 12/15/2013 144A	4,160,000	4,503,200
Reliant Resources, Inc.:
6.75%, 12/15/2014	6,125,000	6,002,500
9.25%, 07/15/2010	4,000,000	4,470,000

		21,433,200

Total Corporate Bonds (cost $912,250,073)		957,939,886

YANKEE OBLIGATIONS-CORPORATE 9.8%
CONSUMER DISCRETIONARY 0.8%
Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 þ	8,000,000	8,700,000

ENERGY 0.8%
Energy Equipment & Services 0.8%
Petroleum Geo-Services, 10.00%, 11/05/2010	8,050,000	9,237,375

FINANCIALS 1.2%
Diversified Financial Services 1.2%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	6,500,000	6,451,250
Ship Finance International, Ltd., 8.50%, 12/15/2013	6,915,000	7,087,875

		13,539,125

HEALTH CARE 1.2%
Pharmaceuticals 1.2%
Elan Corp. plc, 7.75%, 11/15/2011 144A	2,600,000	2,730,000
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A þ	11,000,000	11,027,500

		13,757,500

INDUSTRIALS 1.2%
Marine 0.9%
CP Ships, Ltd., 10.375%, 07/15/2012	6,690,000	7,793,850
Stena AB, 9.625%, 12/01/2012	2,000,000	2,250,000

		10,043,850

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	2,940,000	3,094,350

INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.6%
Celestica, Inc., 7.875%, 07/01/2011 þ	5,885,000	6,164,538

Semiconductors & Semiconductor Equipment 0.2%
Magnachip Semiconductor SA:
5.78%, 12/15/2011 144A	1,300,000	1,347,125
6.875%, 12/15/2011 144A	1,300,000	1,345,500

		2,692,625

MATERIALS 2.9%
Chemicals 0.5%
Acetex Corp., 10.875%, 08/01/2009	5,000,000	5,437,500

[6]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS continued
Containers & Packaging 1.2%
Crown European Holdings:
9.50%, 03/01/2011	$3,250,000	$3,640,000
10.875%, 03/01/2013	7,000,000	8,242,500
Stone Container Finance Co., 7.375%, 07/15/2014	1,225,000	1,267,875

		13,150,375

Metals & Mining 1.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	912,000	1,057,920
Novelis, Inc., 7.25%, 02/15/2015 144A #	10,940,000	11,268,200

		12,326,120

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,315,000	1,380,750

TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,824,875
7.50%, 03/15/2015 144A	3,250,000	3,501,875
9.625%, 05/01/2011	3,475,000	4,117,875

		10,444,625

Total Yankee Obligations-Corporate (cost $103,765,606)		109,968,733

	Shares	Value

COMMON STOCKS 0.8%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Charter Communications, Inc., Class A þ	425,000	684,250
IMAX Corp. þ	372,332	3,730,767

		4,415,017

ENERGY 0.4%
Energy Equipment & Services 0.4%
Exide Technologies þ	100,000	1,280,000
Texcal Energy LLC  +	3,112	3,143,182

		4,423,182

Oil & Gas 0.0%
Tribo Petroleum Corp., Class A  + *	3,425	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A  +	4,500	0

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
DecisionOne Corp.  + *	331,000	0

Total Common Stocks (cost $9,055,812)		8,838,199

WARRANTS 0.3%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010  + *	1,500	0
RCN Corp., Expiring 06/30/2013  + *	1,500,000	0

		0

[7]

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

WARRANTS continued
ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp., Expiring 06/01/2006  + *	2,020	$0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A  + *	4,000	0
Ono Finance plc, Expiring 05/31/2009 144A  + *	4,500	0

		0

MATERIALS 0.2%
Chemicals 0.2%
HMP Equity Holdings Corp., Expiring 05/15/2011 144A *	4,500	2,027,250

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	979,625

Total Warrants (cost $1,463,877)		3,006,875

SHORT-TERM INVESTMENTS 18.6%
MUTUAL FUND SHARES 18.6%
Evergreen Institutional Money Market Fund ø	4,532,623	4,532,623
Navigator Prime Portfolio þþ	204,353,294	204,353,294

Total Short-Term Investments (cost $208,885,917)		208,885,917

Total Investments (cost $1,235,539,806) 115.0%		1,288,769,946
Other Assets and Liabilities (15.0%)		(168,054,010)

Net Assets 100.0%		$1,120,715,936

þ	All or a portion of these securities are on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
#	When-issued or delayed delivery securities
¤	Securities issued in zero coupon form with no periodic interest payments but are acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for these bonds. This rate is based on total expected income to be earned over the life of the bonds from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,235,649,660. The gross unrealized appreciation and depreciation on securities based on tax cost was $63,187,167 and $10,066,881, respectively, with a net unrealized appreciation of $53,120,286.

[8]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.7%
FIXED-RATE 13.7%
FHLMC:
6.90%, 12/01/2010 	$545,000	$612,852
6.98%, 10/01/2020 	449,566	502,345
7.20%, 10/01/2006 	20,474	21,313
FNMA:
4.83%, 03/01/2013	684,066	696,519
5.63%, 11/01/2005	664,912	668,256
5.65%, 02/01/2009	241,409	247,288
6.01%, 02/01/2012	329,938	357,228
6.09%, 05/01/2011	383,043	414,339
6.65%, 12/01/2007	228,590	241,674
6.79%, 07/01/2009	94,810	103,155
6.91%, 07/01/2009	284,842	311,141
7.09%, 07/01/2009	282,372	310,472
7.19%, 05/01/2007	278,738	292,534
7.32%, 12/01/2010	423,114	480,248
7.37%, 08/01/2006	364,113	377,519
7.44%, 07/01/2009	300,000	332,737

Total Agency Commercial Mortgage-Backed Securities (cost $6,161,657)		5,969,620

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 12.7%
FIXED-RATE 12.7%
FHLMC:
Ser. 2264, Class PL, 7.00%, 10/15/2030	699,604	719,975
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	709,351
Ser. 2780, Class BD, 4.50%, 10/15/2017	335,000	338,031
Ser. 2827, Class TC, 5.00%, 10/15/2017	510,000	520,212
Ser. 2840, Class NC, 5.50%, 03/15/2028	445,000	455,615
Ser. 2878, Class QD, 5.50%, 01/15/2028	445,000	454,795
Ser. 2923, Class QC, 5.50%, 05/15/2028 	425,000	438,898
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	460,000	478,627
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	480,000	482,727
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	550,000	558,713
Ser. 2005-7, Class AC, 4.00%, 02/25/2020	380,000	353,905

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,510,957)		5,510,849

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.8%
FIXED-RATE 14.8%
FHLMC, 4.50%, TBA #	1,325,000	1,292,703
FNMA:
4.50%, TBA #	950,000	948,516
5.00%, TBA #	2,225,000	2,220,132
6.50%, 07/01/2032 - 08/01/2032	1,351,107	1,414,992
7.00%, 05/01/2032	93,112	98,569
7.50%, 11/01/2029 - 12/01/2029	45,441	48,721
GNMA, 3.50%, 07/20/2030	415,658	420,286

Total Agency Mortgage-Backed Pass Through Securities (cost $6,402,159)		6,443,919

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.8%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	345,000	351,947
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	1,705,000	1,731,929

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $2,133,959)		2,083,876

[1]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 16.2%
FHLMC, Ser. T-55, Class 1A2, 7.00%, 03/25/2043	$566,221	$590,605
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	160,008	168,109
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	830,945	880,282
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	2,275,056	2,376,011
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	251,698	266,643
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	361,489	377,531
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	631,400	665,405
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	367,642	387,863
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	371,841	388,341
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	553,848	574,845
Ser. 2004-W15, Class 1A1, 6.00%, 08/25/2044	351,891	365,321

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $7,128,373)		7,040,956

ASSET-BACKED SECURITIES 0.4%
Vanderbilt Mtge. Fin., Ser. 2002-B, Class A3, 4.70%, 10/17/2018 (cost $169,988)	170,000	170,137

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	417,229	445,334
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A, Class A5, 5.28%, 11/25/2033	620,000	652,506
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.38%, 06/12/2041	345,000	364,535
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	318,504	341,464
Ser. 2003-C5, Class A2, 3.48%, 07/15/2027	455,000	447,197
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%, 06/15/2031	454,908	469,279
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	55,261	55,280
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	625,000	630,685
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	695,316
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	325,719	320,876

Total Commercial Mortgage-Backed Securities (cost $4,496,406)		4,422,472

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Notes:
2.75%, 07/31/2006	1,210,000	1,203,573
3.375%, 11/15/2008	2,180,000	2,167,227
5.00%, 08/15/2011	100,000	106,418

Total U.S. Treasury Obligations (cost $3,483,654)		3,477,218

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.1%
FIXED-RATE 11.1%
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-13, Class 2A1, 3.82%, 12/21/2034	971,566	966,772
Ser. 2004-13, Class 3A7, 3.79%, 12/21/2034	420,000	405,179
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	460,000	457,154
Washington Mutual:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	915,000	900,715
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	1,460,000	1,447,118
Ser. 2004-AR14, Class A1, 4.28%, 01/25/2035 	222,119	221,764
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	440,000	429,542

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $4,774,437)		4,828,244

[2]

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FIXED-RATE 1.7%
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A1, 3.79%, 12/21/2034	$291,986	$286,979
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 4A1, 5.46%, 10/25/2034	431,596	436,429

		723,408

FLOATING-RATE 0.5%
Indymac Index Mtge. Loan Trust, Ser. 2004-AR7, Class A2, 2.96%, 09/25/2034	217,932	218,555

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $946,728)		941,963

	Shares	Value

SHORT-TERM INVESTMENTS 15.9%
MUTUAL FUND SHARES 15.9%
Evergreen Institutional Money Market Fund ø ## (cost $6,903,749)	6,903,749	6,903,749

Total Investments (cost $48,112,067) 110.0%		47,793,003
Other Assets and Liabilities (10.0%)		(4,339,440)

Net Assets 100.0%		$43,453,563

	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

#	When-issued or delayed delivery securities

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $48,119,328. The gross unrealized appreciation and depreciation on securities based on tax cost was $161,082 and $487,407, respectively, with a net unrealized depreciation of $326,325.

[3]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
FIXED-RATE 2.4%
FNMA:
4.44%, 04/01/2014 ##	$2,686,700	$2,658,786
6.21%, 09/01/2008	1,820,636	1,927,722
Ser. 2001-M2, Class A, 6.22%, 01/25/2009	526,831	541,378
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,875,000	2,052,898
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	3,047,865

Total Agency Commercial Mortgage-Backed Securities (cost $10,004,061)		10,228,649

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.2%
FLOATING-RATE 4.2%
FHLMC:
Ser. 1689, Class F, 3.15%, 03/15/2024 ##	2,654,578	2,671,666
Ser. 1695, Class GA, 3.15%, 03/15/2024	1,252,396	1,266,609
Ser. 2372, Class F, 2.90%, 10/15/2031	910,361	914,407
Ser. 2710, Class FY, 2.80%, 10/15/2018	477,132	470,894
FNMA:
Ser. 1997-76, Class FO, 3.00%, 09/17/2027 ##	2,392,711	2,407,572
Ser. 1998-40, Class F, 2.71%, 06/17/2028	1,068,729	1,072,436
Ser. 2002-41, Class F, 2.97%, 07/25/2032 ##	5,652,302	5,708,022
GNMA, Ser. 2001-59, Class FB, 2.98%, 08/16/2026 ##	2,973,181	2,999,862

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $17,509,009)		17,511,468

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 10.5%
FIXED-RATE 10.2%
FHLMC:
5.50%, TBA #	12,600,000	12,916,798
6.00%, TBA #	11,840,000	12,235,906
FNMA:
5.50%, TBA #	9,000,000	9,165,942
6.00%, TBA #	8,000,000	8,262,496
GNMA:
6.00%, 06/15/2031 - 09/15/2031	139,181	144,847
7.50%, 12/15/2030	66,491	71,393
8.00%, 10/15/2030	2,427	2,636

		42,800,018

FLOATING-RATE 0.3%
FNMA, 2.80%, 07/01/2044	1,264,428	1,282,282

Total Agency Mortgage-Backed Pass Through Securities (cost $43,914,136)		44,082,300

ASSET-BACKED SECURITIES 1.5%
C-Bass, Ltd., Ser. 11A, Class C, 3.84%, 09/15/2039 144A 	4,315,000	4,313,989
Ocean Star plc, Ser. 2004-A, Class C, FRN, 3.36%, 11/12/2018 144A 	1,040,000	1,046,643
Trapeza CDO LLC, Ser. 2004-7A, Class B1, FRN, 3.63%, 01/25/2035 144A 	875,000	874,893

Total Asset-Backed Securities (cost $6,230,000)		6,235,525

CORPORATE BONDS 34.7%
CONSUMER DISCRETIONARY 11.2%
Auto Components 1.3%
ArvinMeritor, Inc., 6.80%, 02/15/2009	850,000	879,750
Collins & Aikman Products Co., 10.75%, 12/31/2011	430,000	427,850
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	1,000,000	1,032,500
RJ Tower Corp., 12.00%, 06/01/2013 •	1,300,000	711,750
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A	1,535,000	1,604,075
TRW Automotive, Inc., 9.375%, 02/15/2013	770,000	870,100

		5,526,025

[1]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 2.5%
Equinox Holdings, Inc., 9.00%, 12/15/2009	$1,500,000	$1,597,500
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	275,000	271,562
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	1,135,000	1,282,550
La Quinta Corp., 8.875%, 03/15/2011	520,000	576,550
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,135,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	1,200,000	1,320,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	1,750,000	1,907,500
Venetian Casino Resort LLC, 11.00%, 06/15/2010	2,000,000	2,270,000

		10,360,662

Household Durables 1.2%
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,669,875
K. Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 144A	675,000	688,500
6.375%, 12/15/2014	465,000	477,787
Meritage Homes Corp., 9.75%, 06/01/2011	500,000	555,000
WCI Communities, Inc., 9.125%, 05/01/2012	1,300,000	1,452,750

		4,843,912

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	760,000	786,600

Media 4.2%
AMC Entertainment, Inc., 9.875%, 02/01/2012	1,100,000	1,193,500
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	1,400,000	1,519,000
CCO Holdings LLC, 8.75%, 11/15/2013	2,000,000	2,040,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009	1,600,000	1,288,000
Cinemark USA, Inc.:
9.00%, 02/01/2013	150,000	168,750
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	2,000,000	1,520,000
CSC Holdings, Inc., 7.625%, 04/01/2011	835,000	914,325
Emmis Communications Corp., 6.875%, 05/15/2012	2,125,000	2,188,750
Jostens IH Corp., 7.625%, 10/01/2012 144A	925,000	945,813
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	250,000	263,125
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	1,500,000	1,027,500
Mediacom LLC, 9.50%, 01/15/2013	1,850,000	1,854,625
RCN Corp., 12.50%, 06/30/2008  +	1,456,514	1,492,927
WMG Holdings Corp., 6.91%, 12/15/2011 144A	1,050,000	1,065,750

		17,482,065

Specialty Retail 1.7%
CSK Auto, Inc., 7.00%, 01/15/2014	1,500,000	1,468,125
FTD, Inc., 7.75%, 02/15/2014	2,000,000	2,085,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	750,000	791,250
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,287,000
United Auto Group, Inc., 9.625%, 03/15/2012	1,300,000	1,423,500

		7,054,875

Textiles, Apparel & Luxury Goods 0.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	428,000
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	425,425

		853,425

CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.2%
Rite Aid Corp., 9.50%, 02/15/2011	600,000	648,000

[2]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.5%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	$75,000	$80,156
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	305,000	311,100
Del Monte Foods Co.:
6.75%, 02/15/2015 144A #	190,000	192,850
8.625%, 12/15/2012	330,000	368,363
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	951,750
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	285,000	342,000

		2,246,219

Personal Products 0.7%
Playtex Products, Inc., 8.00%, 03/01/2011	2,500,000	2,737,500

Tobacco 0.2%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	1,310,000	1,034,900

ENERGY 3.6%
Energy Equipment & Services 1.1%
Dresser, Inc., 9.375%, 04/15/2011	775,000	844,750
Grant Prideco, Inc., 9.625%, 12/01/2007	750,000	840,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	525,000	553,875
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	2,000,000	2,105,500

		4,344,125

Oil & Gas 2.5%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,620,000	1,692,900
El Paso Production Holding Co., 7.75%, 06/01/2013	1,300,000	1,358,500
Encore Acquisition Co., 6.25%, 04/15/2014	535,000	536,337
Evergreen Resources, Inc., 5.875%, 03/15/2012	420,000	435,543
Exco Resources, Inc., 7.25%, 01/15/2011	225,000	238,500
General Maritime Corp., 10.00%, 03/15/2013	700,000	803,250
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	828,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,446,250
Premcor Refining Group, Inc., 6.75%, 05/01/2014	1,500,000	1,578,750
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	475,000	513,000
9.625%, 04/01/2012	1,025,000	1,171,063

		10,602,843

FINANCIALS 2.2%
Capital Markets 0.4%
Affinity Group, Inc., 9.00%, 02/15/2012	1,620,000	1,741,500

Consumer Finance 0.2%
General Motors Acceptance Corp., FRN, 2.97%, 01/16/2007	700,000	692,396

Diversified Financial Services 0.7%
Arch Western Finance LLC, 6.75%, 07/01/2013	1,500,000	1,537,500
Borden US Finance Corp., 9.00%, 07/15/2014 144A	250,000	276,250
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	1,000,000	967,500

		2,781,250

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,459,250

Real Estate 0.6%
Crescent Real Estate Equities, REIT, 9.25%, 04/15/2009	750,000	817,500
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013	1,500,000	1,586,250

		2,403,750

[3]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.1%
Health Care Equipment & Supplies 0.7%
NeighborCare, Inc., 6.875%, 11/15/2013	$1,125,000	$1,191,094
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	700,000	780,500
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,050,000	1,092,000

		3,063,594

Health Care Providers & Services 1.1%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	190,000	196,887
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	250,000	255,000
HCA, Inc., 6.375%, 01/15/2015	350,000	353,808
IASIS Healthcare Corp., 8.75%, 06/15/2014	590,000	638,675
Select Medical Corp., 9.50%, 06/15/2009	1,101,000	1,176,694
Service Corporation International, 6.75%, 04/01/2016	1,000,000	1,005,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	950,000	990,375

		4,616,439

Pharmaceuticals 0.3%
Alpharma, Inc., 8.625%, 05/01/2011 144A	1,050,000	1,094,625

INDUSTRIALS 3.1%
Aerospace & Defense 0.2%
Argo Tech Corp., 9.25%, 06/01/2011	190,000	209,000
Moog, Inc., 6.25%, 01/15/2015	540,000	549,450

		758,450

Commercial Services & Supplies 1.2%
American Color Graphics, Inc., 10.00%, 06/15/2010	850,000	728,875
Cenveo Corp., 7.875%, 12/01/2013	1,025,000	902,000
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	570,000	646,950
Geo Group, Inc., 8.25%, 07/15/2013	390,000	416,812
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2013 †	1,815,000	1,583,587
TriMas Corp., 9.875%, 06/15/2012	850,000	888,250

		5,166,474

Machinery 1.2%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	2,225,000	2,441,937
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	325,000	329,063
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	785,000	806,588
Terex Corp., 7.375%, 01/15/2014	1,440,000	1,519,200

		5,096,788

Trading Companies & Distributors 0.4%
United Rentals North America, Inc., 7.75%, 11/15/2013	1,875,000	1,832,813

INFORMATION TECHNOLOGY 0.2%
IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	1,000,000	955,000

MATERIALS 8.3%
Chemicals 3.9%
Arco Chemical Co., 9.80%, 02/01/2020	485,000	550,475
Equistar Chemicals LP, 10.625%, 05/01/2011	1,645,000	1,899,975
Ethyl Corp., 8.875%, 05/01/2010	250,000	276,250
FMC Corp., 10.25%, 11/01/2009	920,000	1,051,100
HMP Equity Holdings Corp., 0.00% 05/15/2008 ¤	1,000,000	672,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	750,000	885,000
Huntsman International LLC:
9.875%, 03/01/2009	1,300,000	1,423,500
11.50%, 07/15/2012 144A	1,400,000	1,666,000
[4]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co.:
9.50%, 12/15/2008	$1,750,000	$1,898,750
10.50%, 06/01/2013	800,000	948,000
Nalco Co.:
8.875%, 11/15/2013	800,000	876,000
9.00%, 11/15/2013	3,000,000	4,363,218

		16,510,768

Containers & Packaging 1.3%
Graham Packaging Co., 9.875%, 10/15/2014 144A	450,000	473,625
Graphic Packaging International, Inc., 9.50%, 08/15/2013	1,000,000	1,120,000
Jefferson Smurfit Corp., 7.50%, 06/01/2013	1,300,000	1,348,750
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	1,335,000	1,458,487
8.75%, 11/15/2012	1,025,000	1,145,438

		5,546,300

Metals & Mining 2.2%
Alaska Steel Corp., 7.75%, 06/15/2012	900,000	929,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	1,100,000	1,157,750
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	820,000	824,100
7.50%, 11/15/2006	1,200,000	1,246,500
10.125%, 02/01/2010	1,680,000	1,906,800
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	1,300,000	1,449,500
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	500,000
6.875%, 03/15/2013	440,000	473,000
U.S. Steel LLC, 10.75%, 08/01/2008	750,000	890,625

		9,377,525

Paper & Forest Products 0.9%
Amscan Holdings, Inc., 8.75%, 05/01/2014	1,000,000	1,000,000
Boise Cascade LLC, 7.125%, 10/15/2014 144A	215,000	226,287
Georgia Pacific Corp.:
8.00%, 01/15/2024	420,000	494,550
8.125%, 05/15/2011	1,600,000	1,848,000

		3,568,837

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.3%
FairPoint Communications, Inc., 12.50%, 05/01/2010	1,040,000	1,128,400

Wireless Telecommunication Services 0.6%
Nextel Communications, Inc., 7.375%, 08/01/2015	2,000,000	2,215,000
Rural Cellular Co., 8.25%, 03/15/2012	450,000	483,750

		2,698,750

UTILITIES 1.5%
Multi-Utilities & Unregulated Power 1.5%
AES Corp., 9.50%, 06/01/2009	2,005,000	2,255,625
NRG Energy, Inc., 8.00%, 12/15/2013 144A	1,450,000	1,569,625
Reliant Resources, Inc.:
6.75%, 12/15/2014	975,000	955,500
9.25%, 07/15/2010	1,300,000	1,452,750

		6,233,500

Total Corporate Bonds (cost $137,276,723)		145,247,560

[5]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 14.8%
CONSUMER DISCRETIONARY 1.2%
Automobiles 0.5%
Gie Psa Tresorerie, 5.875%, 09/27/2011 EUR	$700,000	$1,035,981
Renault SA, 6.125%, 06/26/2009 EUR	720,000	1,049,661

		2,085,642

Hotels, Restaurants & Leisure 0.3%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	720,000	1,028,154

Internet & Catalog Retail 0.2%
Great University Stores, 5.625%, 12/12/2013 GBP	450,000	852,129

Specialty Retail 0.2%
LVMH Moet Hennessy Louis Vuitton SA, 6.125%, 06/25/2008 EUR	650,000	933,706

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	700,000	989,825
Tesco plc, 4.75%, 04/13/2010 EUR	750,000	1,048,346

		2,038,171

ENERGY 0.3%
Oil & Gas 0.3%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,201,602

FINANCIALS 10.1%
Capital Markets 0.2%
Morgan Stanley, 4.375%, 03/01/2010 EUR	720,000	986,032

Commercial Banks 4.2%
Australia & New Zealand Bank, 4.875%, 12/22/2008 GBP	450,000	845,224
Banco Santander, 4.00%, 09/10/2010 EUR	2,200,000	2,989,920
BoS International Australia, 3.50%, 01/22/2007 CAD	1,890,000	1,534,181
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	1,350,000	1,903,752
Eurofima, MTN, 6.50%, 08/22/2011 AUD	1,500,000	1,207,124
European Investment Bank, 4.00%, 04/15/2009 SEK	5,000,000	742,861
Household Finance Corp., 5.125%, 06/24/2009 EUR	1,350,000	1,900,748
Kreditanst Fur Wie, 6.00%, 07/15/2009 NZD	4,650,000	3,237,319
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	1,550,000	1,214,765
Royal Bank of Canada, FRN, 4.96%, 04/08/2010 GBP	1,036,000	1,950,881

		17,526,775

Consumer Finance 0.9%
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	1,440,000	1,942,105
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,800,850

		3,742,955

Diversified Financial Services 2.4%
British American Tobacco International Finance plc, 4.875%, 02/25/2009 EUR	720,000	992,654
Cedulas TDA, 3.25%, 06/19/2010 EUR	2,600,000	3,416,194
General Electric Capital Corp.:
FRN, 2.23%, 03/31/2008 EUR	1,000,000	1,302,717
MTN, 6.625%, 02/04/2010 NZD #	2,700,000	1,905,840
Nationwide Building Society, FRN, 2.28%, 11/01/2008 EUR	975,000	1,271,281
Network Rail Finance plc, FRN, 2.18%, 02/27/2007 EUR	800,000	1,043,624

		9,932,310

Insurance 0.3%
AIG SunAmerica, 5.50%, 03/07/2011 EUR	750,000	1,093,397

[6]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.1%
Nykredit:
4.00%, 10/01/2020 DKK	$35,965,004	$6,316,839
5.00%, 10/01/2022 DKK	10,022,013	1,794,508
6.00%, 10/01/2022 DKK	4,135,376	749,527

		8,860,874

INDUSTRIALS 0.5%
Construction & Engineering 0.3%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	750,000	1,053,091

Industrial Conglomerates 0.2%
Tyco International Group, 5.50%, 11/19/2008 EUR	720,000	1,014,959

INFORMATION TECHNOLOGY 1.8%
Internet Software & Services 1.8%
Aries Vermogensverwaltung, 7.75%, 10/25/2009 EUR	5,000,000	7,423,340

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Sogerim SA, 7.25%, 04/20/2011 EUR	700,000	1,083,370

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009 EUR	700,000	958,551

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $56,974,977)		61,815,058

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 13.4%
Australia:
4.89%, 08/20/2020 AUD	3,940,000	4,312,172
7.50%, 09/15/2009 AUD	1,250,000	1,052,138
France, 1.61%, 07/25/2015 EUR	1,000,000	1,330,684
Hungary, 8.50%, 10/12/2005 HUF	900,000,000	4,779,142
Mexico:
8.00%, 12/24/2008 MXN	33,500,000	2,894,142
9.00%, 12/20/2012 MXN	22,000,000	1,931,898
10.50%, 07/14/2011 MXN	12,500,000	1,207,743
Norway, 6.50%, 05/15/2013 NOK	33,000,000	6,249,796
Poland, 5.00%, 10/24/2013 PLN	27,000,000	8,084,623
Slovak, 4.95%, 03/05/2008 SKK	140,000,000	5,021,982
South Africa, 7.00%, 04/10/2008 EUR	750,000	1,090,022
Spain, 4.00%, 01/31/2010 EUR	3,000,000	4,099,515
Sweden:
3.83%, 12/01/2015 SEK	27,970,000	5,084,263
5.25%, 03/15/2011 SEK	26,500,000	4,204,027
United Kingdom:
5.00%, 03/07/2012 GBP	1,250,000	2,412,727
6.21%, 08/23/2011 GBP	500,000	2,461,631

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $51,444,627)		56,216,505

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.9%
FNMA, 4.625%, 10/15/2014 (cost $3,684,674) ##	3,640,000	3,690,348

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	9,315,000	10,422,982
U.S. Treasury Notes, 4.25%, 08/15/2014 ##	800,000	807,657

Total U.S. Treasury Obligations (cost $10,261,438)		11,230,639

[7]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.4%
FIXED RATE 0.7%
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	$2,807,260	$2,903,276

FLOATING-RATE 1.7%
Countrywide Home Loans:
Ser. 2004-R1, Class 1-AF, 2.24%, 10/25/2034 144A 	727,391	728,369
Ser. 2004, Class 1-M1, 3.77%, 01/20/2035 	5,325,479	5,445,980
William Street Funding Corp., Ser. 2004-3, Class A, FRN, 2.30%, 09/23/2009 144A 	750,000	750,032

		6,924,381

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $9,840,976)		9,827,657

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FIXED RATE 0.2%
MASTR Resecuritization Trust, Ser. 2004-3, 5.00%, 03/25/2034  (cost $836,167)	845,737	825,122

YANKEE OBLIGATIONS-CORPORATE 6.1%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp., 9.625%, 12/01/2010	1,300,000	1,413,750

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	1,425,000	1,635,187

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., FRN:
4.07%, 06/24/2034 144A 	220,000	221,068
4.17%, 12/24/2033 144A 	500,000	502,421
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	886,625

		1,610,114

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	2,350,000	2,355,875

INDUSTRIALS 1.1%
Commercial Services & Supplies 0.5%
Stena AB, 7.50%, 11/01/2013	2,000,000	2,045,000

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	1,090,000	1,269,850

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,070,000	1,126,175

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	900,000	942,750

MATERIALS 1.8%
Chemicals 0.3%
Acetex Corp., 10.875%, 08/01/2009	1,000,000	1,087,500

Containers & Packaging 1.0%
Crown European Holdings:
9.50%, 03/01/2011	500,000	560,000
10.875%, 03/01/2013	1,500,000	1,766,250
Stone Container Finance Co., 7.375%, 07/15/2014	1,750,000	1,811,250

		4,137,500

[8]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS continued
Metals & Mining 0.5%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	$141,000	$163,560
Novelis, Inc., 7.25%, 02/15/2015 144A	1,740,000	1,792,200

		1,955,760

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	165,000	173,250

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	470,813
9.625%, 05/01/2011	745,000	882,825

		1,353,638

UTILITIES 1.0%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	1,800,000	1,957,185

Gas Utilities 0.6%
Gazprom, 9.625%, 03/01/2013 144A	2,000,000	2,390,000

Total Yankee Obligations-Corporate (cost $24,174,961)		25,453,534

YANKEE OBLIGATIONS-GOVERNMENT 8.7%
Brazil:
9.25%, 10/22/2010	2,500,000	2,783,750
10.00%, 01/16/2007	1,000,000	1,105,000
10.50%, 07/14/2014	500,000	583,750
Ser. L, 8.00%, 04/15/2014	947,012	968,935
Colombia, 9.75%, 04/09/2011	3,005,763	3,417,552
INDONESIA, 6.75%, 03/10/2014	2,250,000	2,306,250
Mexico, 8.375%, 01/14/2011	2,985,000	3,514,838
Peru, 9.125%, 01/15/2008	2,700,000	3,051,000
Philippines, 9.375%, 01/18/2017	5,400,000	5,778,000
Russia:
3.00%, 05/14/2008	4,900,000	4,582,970
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	2,100,000	2,204,895
Venezuela:
8.50%, 10/08/2014	1,000,000	1,020,000
10.75%, 09/19/2013	1,000,000	1,157,500
FRN, 3.09%, 04/20/2011	4,410,000	3,977,216

Total Yankee Obligations-Government (cost $33,963,287)		36,451,656

	Shares	Value

COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	27,389	274,438

ENERGY 0.2%
Energy Equipment & Services 0.2%
Texcal Energy LLC  + *	909	917,585

Oil & Gas 0.0%
Tribo Petroleum Corp., Class A  + *	1,000	0

Total Common Stocks (cost $1,049,028)		1,192,023

[9]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Shares	Value

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013  + *	175,000	$0

ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp., Expiring 06/01/2006  + *	590	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 03/16/2011 144A *	2,000	20
Expiring 05/31/2009 144A  + *	2,000	0

		20

MATERIALS 0.1%
Chemicals 0.1%
HMP Equity Holdings Corp., Expiring 05/15/2011 144A *	1,000	450,500

Total Warrants (cost $382,867)		450,520

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.7%
COMMERCIAL PAPER 2.2%
Greyhawk Fund Corp., 2.35%, 2/10/2005	$5,000,000	4,997,062
High Peak Funding Corp., 2.38%, 2/10/2005	590,000	589,649
Moat Funding LLC, 2.34%, 2/10/2005	3,710,000	3,707,830

		9,294,541

	Shares	Value

MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund ## ø	10,462,588	10,462,588

Total Short-Term Investments (cost $19,757,129)		19,757,129

Total Investments (cost $427,304,060) 107.6%		450,215,693
Other Assets and Liabilities (7.6%)		(31,792,775)

Net Assets 100.0%		$418,422,918

##	All or a portion of these securities has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery securities
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[10]

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
MASTR	Municipal Securities Trust Receipt
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovakia Koruny
TBA	To Be Announced

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $427,304,060. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,426,867 and $1,515,234, respectively, with a net unrealized appreciation of $22,911,633.

[11]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.9%
FIXED-RATE 2.9%
FNMA:
6.22%, 08/01/2012	$4,146,546	$4,548,550
6.28%, 05/01/2011 	7,685,428	8,417,798
6.80%, 01/01/2011 	3,000,000	3,344,747

Total Agency Commercial Mortgage-Backed Securities (cost $16,602,950)		16,311,095

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 15.5%
FIXED-RATE 6.5%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	273,300	282,187
Ser. 2359, Class PC, 6.00%, 07/15/2015	291,590	294,413
Ser. 2367, Class BC, 6.00%, 04/15/2016	200,169	202,841
Ser. H012, Class A2, 2.50%, 11/15/2008	4,770,742	4,645,814
Ser. SF1, Class A2, 2.38%, 11/15/2008	11,000,000	10,877,829
FNMA, Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	19,480,000	20,012,749

		36,315,833

FLOATING-RATE 9.0%
FHLMC:
Ser. 1370, Class JA, 3.65%, 09/15/2022	410,211	416,027
Ser. 1498, Class I, 3.65%, 04/15/2023	335,728	341,289
Ser. 1533, Class FA, 3.60%, 06/15/2023	91,936	93,593
Ser. 1616, Class FB, 2.92%, 11/15/2008	2,168,682	2,173,045
Ser. 1671, Class TA, 3.00%, 02/15/2024	1,662,752	1,672,176
Ser. 2030, Class F, 2.98%, 02/15/2028	1,676,736	1,687,832
Ser. 2181, Class PF, 2.88%, 05/15/2029	834,915	839,046
Ser. 2380, Class FL, 3.08%, 11/15/2031	6,729,224	6,842,994
Ser. 2395, Class FD, 3.08%, 05/15/2029	2,571,989	2,604,573
Ser. 2481, Class FE, 3.48%, 03/15/2032 	4,484,921	4,585,573
Ser. 2691, Class FC, 3.18%, 10/15/2033 	4,083,182	4,105,822
FNMA:
Ser. 1993-174, Class FD, 2.875%, 09/25/2008	274,495	274,326
Ser. 1993-221, Class FH, 3.63%, 12/25/2008	4,427,506	4,497,558
Ser. 1997-34, Class F, 3.18%, 10/25/2023	5,624,324	5,691,662
Ser. 1997-49, Class F, 3.00%, 06/17/2027 	996,480	1,004,140
Ser. 1999-49, Class F, 2.93%, 05/25/2018	1,808,145	1,818,041
Ser. 2000-32, Class FM, 2.93%, 10/18/2030	994,732	1,002,082
Ser. 2001-53, Class CF, 2.93%, 10/25/2031	421,741	422,725
Ser. 2002-13, Class FE, 3.43%, 02/27/2031	2,416,738	2,458,429
Ser. 2002-67, Class FA, 3.53%, 11/25/2032	4,001,498	4,080,534
Ser. G93, Class FH, 3.68%, 04/25/2023	291,102	298,307
GNMA:
Ser. 1999-40, Class FL, 3.08%, 02/17/2029	453,592	457,828
Ser. 2000-12, Class FQ, 3.13%, 06/16/2029	1,304,816	1,307,225
Ser. 2000-36, Class FG, 3.00%, 11/20/2030	1,018,290	1,025,318

		49,700,145

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $85,979,787)		86,015,978

[1]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 57.7%
FIXED-RATE 45.6%
FHLMC:
5.50%, TBA #	$85,155,000	$87,217,157
6.00%, TBA #	99,590,000	102,920,090
6.50%, 04/01/2011 - 09/01/2028	9,020,836	9,522,959
7.50%, 05/01/2027 - 08/01/2028	1,549,058	1,666,615
8.00%, 08/01/2023 - 11/01/2028	457,262	497,655
9.00%, 01/01/2017	167,958	186,479
9.50%, 09/01/2020	91,453	102,409
10.50%, 12/01/2019	239,875	268,425
FNMA:
4.50%, TBA #	10,000,000	9,984,380
5.50%, TBA #	20,000,000	20,368,760
6.00%, 02/01/2008 - 09/01/2013	884,854	925,690
6.50%, 01/01/2024	235,859	248,056
7.00%, 11/01/2026 - 02/01/2032	353,597	374,892
7.50%, 07/01/2023 - 05/01/2027	915,267	986,070
8.00%, 10/01/2026 - 09/01/2028	614,463	669,318
8.50%, 07/01/2029 - 08/01/2029	84,439	92,104
9.50%, 02/01/2023	110,890	124,648
11.00%, 01/01/2016	164,829	183,527
11.25%, 02/01/2016	152,354	170,752
GNMA:
6.00%, 02/15/2009 - 08/20/2034	10,539,786	10,940,729
6.50%, 12/15/2025 - 09/20/2033	1,386,773	1,460,315
7.00%, 12/15/2022 - 12/15/2032	1,394,496	1,484,056
7.34%, 10/20/2021 - 09/20/2022	921,321	987,257
7.50%, 02/15/2022 - 06/15/2032	1,049,116	1,129,707
8.00%, 09/15/2009	17,818	18,882
10.00%, 12/15/2018	112,215	124,970

		252,655,902

FLOATING-RATE 12.1%
FNMA:
2.88%, 07/01/2044 ##	24,315,931	24,659,272
3.08%, 06/01/2040 - 01/01/2041 ##	22,493,209	23,115,852
SBA:
2.59%, 01/01/2035 #	10,000,000	10,001,563
2.66%, 11/25/2029 	9,528,550	9,529,293

		67,305,980

Total Agency Mortgage-Backed Pass Through Securities (cost $318,238,413)		319,961,882

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 6.1%
FIXED-RATE 6.1%
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	4,996,227	5,321,112
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	7,399,695	7,728,057
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	942,238	1,012,317
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	6,212,262	6,581,116
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	2,222,150	2,304,642
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 ##	10,421,295	10,883,740

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $34,136,997)		33,830,984

[2]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.5%
SLMA:
Ser. 1997-4, Class A2, FRN, 3.12%, 10/25/2010	$3,784,844	$3,830,257
Ser. 1998-1, Class A2, FRN, 3.13%, 10/25/2011	4,545,520	4,601,442

Total Asset-Backed Securities (cost $8,388,936)		8,431,699

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 0.8%
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/12/2006  144A	3,339,804	3,428,555
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	386,065	413,896
Morgan Stanley Capital I, Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	800,000	807,276

		4,649,727

FLOATING-RATE 1.4%
BancAmerica Large Loan, Inc., Ser. 2001-7WTA, Class G, 3.92%, 01/27/2006  144A	8,000,000	7,503,821

Total Commercial Mortgage-Backed Securities (cost $12,624,750)		12,153,548

CORPORATE BONDS 5.5%
FINANCIALS 4.1%
Capital Markets 1.0%
Goldman Sachs Capital I, 6.35%, 02/15/2034	5,000,000	5,373,980

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	4,013,468

Diversified Financial Services 0.5%
OMX Timber Financial Investments LLC, 5.54%, 01/29/2020 144A	3,000,000	2,998,335

Insurance 0.9%
MBIA, Inc., 5.70%, 12/01/2034	5,000,000	5,136,590

Real Estate 1.0%
Weingarten Realty Investors, REIT, 5.25%, 03/02/2015	5,600,000	5,586,448

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
Verizon Global Funding Corp., 7.75%, 12/01/2030 þ	6,000,000	7,609,320

Total Corporate Bonds (cost $29,456,098)		30,718,141

U.S. GOVERNMENT & AGENCY OBLIGATIONS 30.0%
FHLB:
3.625%, 11/14/2008	10,000,000	9,938,120
5.125%, 03/06/2006 ##	14,000,000	14,284,690
FHLMC:
2.85%, 02/23/2007	10,000,000	9,874,750
2.875%, 09/15/2005	5,500,000	5,498,631
5.25%, 01/15/2006	4,000,000	4,078,284
5.50%, 07/15/2006 ##	15,000,000	15,464,475
5.80%, 09/02/2008	2,000,000	2,130,854
6.00%, 06/15/2011	4,000,000	4,405,024
6.875%, 09/15/2010	5,000,000	5,696,645
FNMA:
2.125%, 04/15/2006 ##	15,000,000	14,803,935
2.50%, 05/02/2005 ##	49,050,036	48,723,240
2.50%, 05/02/2005	7,464,850	7,415,115
2.875%, 10/15/2005	5,000,000	4,996,525
5.125%, 01/02/2014	6,000,000	6,192,912
6.08%, 01/01/2019 	12,095,104	12,482,178

Total U.S. Government & Agency Obligations (cost $167,769,983)		165,985,378

[3]

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Bonds, 5.375%, 02/15/2031 þ	$20,500,000	$22,938,393
U.S. Treasury Notes:
2.00%, 08/31/2005 - 07/15/2014 þ	6,066,300	6,234,814
3.50%, 11/15/2006 þ	2,500,000	2,512,503
3.875%, 05/15/2009 þ	5,500,000	5,561,017
4.25%, 11/15/2014 þ	17,000,000	17,162,044
4.375%, 05/15/2007 þ	4,000,000	4,093,128
4.625%, 05/15/2006 þ	2,800,000	2,855,454

Total U.S. Treasury Obligations (cost $59,939,392)		61,357,353

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FIXED RATE 0.9%
Countrywide Alternative Loan Trust, Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034 (cost $5,134,961)	5,000,000	5,188,521

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
FIXED RATE 2.2%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.66%, 03/25/2034
(cost $11,754,503)	11,789,503	11,925,536

	Shares	Value

SHORT-TERM INVESTMENTS 27.1%
MUTUAL FUND SHARES 27.1%
Evergreen Institutional Money Market Fund ø ##	86,244,525	86,244,525
Navigator Prime Portfolio þþ	63,623,298	63,623,298

Total Short-Term Investments (cost $149,867,823)		149,867,823

Total Investments (cost $899,894,593) 162.7%		901,747,938
Other Assets and Liabilities (62.7%)		(347,651,471)

Net Assets 100.0%		$554,096,467

	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery securities
##	All or a portion of these securities has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
þ	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $900,631,000. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,958,044 and $3,841,106, respectively, with a net unrealized appreciation of $1,116,938.

[4]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: March 28, 2005